Intangible Assets	6 Months Ended
Jun. 30, 2025
Intangible Assets
Intangible Assets

Note 5. Intangible Assets

On June 30, 2025, the Company acquired certain intellectual property rights and trademarks (“IP”) with fair value $8,500,000 from Silver Run Group, LLC and its wholly owned subsidiary, Deer Creek IP, LLC, which are expected to enhance the Company’s development and future commercialization strategy. The total consideration for the acquisition was approximately $5,775,000, consisting of the following components:

•	Cash consideration of $1,250,000;
•	Issuance of 800,000 shares of the Company’s Class B common stock valued at $2.94, totaling $2,352,000, based on the fair value of the shares on the acquisition date;
•	Issuance of pre-funded warrants to purchase 739,278 shares of Class B common stock, with an exercise price of $0.01 per share and an expiration date of June 30, 2030. The pre-funded warrants are exercisable on a cash or cashless basis and are subject to a 9.9% beneficial ownership blocker. The fair value of the warrants on the acquisition date was estimated at $2.94 using the Black-Scholes option pricing model with the following assumptions:
○	Expected term: 5 years
○	Expected volatility: 4.43
○	Risk-free interest rate: 4.2460%
○	Dividend yield: 0%

The Company accounts for asset acquisitions in accordance with ASC 805-50, Business Combinations – Related Issues. An asset acquisition occurs when a transaction does not meet the definition of a business under ASC 805-10. In such cases, the total cost of the acquisition, including consideration transferred, transaction costs, and other directly attributable costs. No bargain purchase gain is recognized in an asset acquisition.

All equity securities issued in the transaction are subject to a six-month lock-up pursuant to a Lock-Up Agreement entered into on the same date. The acquired IP is recorded as an intangible asset and is being amortized over its estimated useful life of 12 years. Amortization expense related to the acquired IP for the three and six months ended June 30, 2025 was $0.

Future amortization of the Company’s intangible assets is presented below:

Year ended December 31,
2025	$240,625
2026	481,250
2027	481,250
2028	481,250
Remaining	4,090,625
Total	$5,775,000